VANECK URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.4%
Australia: 1.3%
Paladin Energy Ltd. * †	996,483	$609,871
Canada: 11.1%
Cameco Corp. (USD)	100,338	2,919,836
Denison Mines Corp. (USD) * †	374,146	598,633
Energy Fuels, Inc. (USD) * †	71,464	653,896
NexGen Energy Ltd. (USD) *	206,897	1,171,037
		5,343,402
China: 2.3%
CGN Power Co. Ltd. (HKD) 144A #	4,205,000	1,095,195
Czech Republic: 4.8%
CEZ AS #	55,129	2,324,288
Finland: 4.7%
Fortum Oyj #	123,858	2,276,857
France: 4.8%
Electricite de France SA # †	242,514	2,289,452
Italy: 5.0%
Endesa SA #	108,421	2,377,647
Japan: 8.8%
Kansai Electric Power Co., Inc. #	209,700	1,981,139
Kyushu Electric Power Co., Inc. # †	189,400	1,271,924
Tokyo Electric Power Co. Holdings, Inc. # *	295,000	976,719
		4,229,782
Kazakhstan: 2.0%
NAC Kazatomprom JSC (USD) (GDR) #	29,774	942,619
South Korea: 4.0%
Korea Electric Power Corp. (ADR) * †	206,168	1,919,424
United States: 50.6%
BWX Technologies, Inc.	18,467	994,633
	Number of Shares	Value
United States (continued)
Constellation Energy Corp.	48,471	$2,726,494
Dominion Energy, Inc.	44,435	3,775,642
Duke Energy Corp.	34,172	3,815,645
Entergy Corp.	27,231	3,179,219
PG&E Corp. *	204,318	2,439,557
Pinnacle West Capital Corp.	27,639	2,158,606
PNM Resources, Inc.	28,775	1,371,704
Public Service Enterprise Group, Inc.	48,108	3,367,560
Uranium Energy Corp. * †	104,319	478,824
		24,307,884
Total Common Stocks (Cost: $42,210,289)		47,716,421

RIGHTS: 0.1% (Cost: $0)
France: 0.1%
Electricite de France SA, 0.00 * †	218,101	81,537
Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $42,210,289)		47,797,958

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.2% (Cost: $2,493,394)
Money Market Fund: 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2,493,394	2,493,394
Total Investments: 104.7% (Cost: $44,703,683)		50,291,352
Liabilities in excess of other assets: (4.7)%		(2,273,730)
NET ASSETS: 100.0%		$48,017,622

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $3,951,239.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,535,840 which represents 32.4% of net assets.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,095,195, or 2.3% of net assets.
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VANECK URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	%of Investments	Value
Energy	15.4%	$7,374,716
Industrials	2.1	994,633
Utilities	82.5	39,428,609
	100.0%	$47,797,958
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